J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.43

SellerLoanID	Customer Loan Number	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (DBRS)	Final Overall Grade (DBRS)	Initial Credit Grade (DBRS)	Final Credit Grade (DBRS)	Initial Property Valuation Grade (DBRS)	Final Property Valuation Grade (DBRS)	Initial Compliance Grade (DBRS)	Final Compliance Grade (DBRS)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	304845827	XXXX	XXXX	XXXX	Safe Harbor Verified QM		(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Clear) No Credit Findings- The loan meets all applicable credit guidelines.		1	1	1	1	1	1			A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A	A	A	A	A			A	A
XXXX	304477089	XXXX	XXXX	XXXX	Non-QM Verified	(Clear) TRID - XXXX% Tolerance Violation (No Valid COC)-

The loan failed the charges that in total cannot increase more than XXXX% test. A valid change of circumstance was not provided in the loan file. Therefore, the increase to the following fee was not accepted: Recording Fee. A cost to cure in the amount of $XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in XXXX Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.

(Open) TRID - CD - Closing Information/Disbursement Date-

The CD issued on XX/XX/XXXX does not reflect the correct Disbursement Date when compared to the ALTA Statement. Truth in XXXX (Regulation Z) 12 CFR 1026.38(a)(3)(iii)

(Open) QM - FAIL APR Lending Policy-

This loan failed the qualified mortgage APR threshold test. (12 CFR §1026.43(e)(2)(vi)). A qualified mortgage is a covered transaction which, among other requirements, is not negatively amortizing and the note amount for a second XXXX is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in XXXX (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

								(Waived) Program Parameters - CLTV- Lender's Exception - Per Lender's guides, the max CLTV for the Bank Statement Program is XXXX%. The Lender allowed for the CLTV to be XXXX%. Lender to approve downgrading finding based on compensating factors. Response 1 (XX/XX/XXXX XX:XXPM) Exception must be granted by Investor. (XXXX) Response 2 (XX/XX/XXXX XX:XXAM) Exception granted. Loan being sold to alternate Investor. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	3	2	1	1	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B	C	B	C	B	A	A	C	B
XXXX	304399200	XXXX	XXXX	XXXX	Non-QM Verified	(Open) QM - FAIL APR Lending Policy-

The loan does not qualify for APR Lending Policies. The loan exceeds the APR threshold as follows: The note amount for a second XXXX is greater than or equal to ($XXXX), and its APR calculated per the requirements of 12 CFR §1026.43(e)(2)(vi) is less than the APOR on the date the rate was set plus XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM. Truth in XXXX (Regulation Z) 12 CFR 1026.43(e)(1)(ii)

(Clear) Federal - HPML APR/Compliant-

The loan failed the Federal HPML APR test. Using the greater of the disclosed APR XXXX% and the calculated APR XXXX%, the loan is a higher-priced mortgage loan, as defined in XXXX Rate Set was: XX/XX/XXXX. The loan is a compliant HPML. Prepayment and appraisal requirements have been met.	(Waived) Credit Report - Adverse Credit-

Adverse credit information, such as late payments and past due amounts were reflected on the credit reports in the loan file dated XX/XX/XXXX and XX/XX/XXXX. The Note date is XX/XX/XXXX, and the origination credit report dated XX/XX/XXXX did not reflect late payments or past due amounts on the borrowers debts; however, an updated report reflected all of the borrowers revolving accounts being paid off at closing became past due in XXXX of XXXX, and the gap credit report reflected those past due amounts increased the next month. The guidelines reflect applicants with current credit delinquencies are ineligible; therefore, the subject loan is an ineligible transaction.

Response 1 (XX/XX/XXXX XX:XXPM)
								Waiver to extend default from XXXX to XXXX months. (Waived)	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX that supports the value.	3	2	3	2	2	2	1	1	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B	C	B	C	B	A	A	B	B